Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2019 and 2018 are shown below (in thousands):

	December 31,
	2019	2018
Deferred tax assets
Net operating loss carryovers	$35,901	$31,135
Research and development tax credits	8,312	8,641
Intangibles	130	379
Stock options	438	2,255
Compensation	47	452
Deferred revenue	—	2,642
Other	88	62
Total gross deferred tax assets	44,916	45,566

Deferred tax liabilities
Right-of-use asset	46	—
Total net deferred tax assets	44,870	45,566
Less valuation allowance	(44,870)	(45,566)
Net deferred tax assets	$—	$—

Reconciliation of Statutory Tax Rates and Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2019, 2018 and 2017 is as follows:

	December 31,
	2019	2018	2017
Statutory rate	21.0%	21.0%	34.0%
Valuation allowance	6.1%	(25.2)%	51.5%
Federal tax rate change	—%	—%	(93.3)%
General business credits	(2.9)%	6.2%	10.8%
Expiration of stock options	(21.4)%	—%	—%
Other	(2.8)%	(2.0)%	(3.0)%
Effective tax rate	—%	—%	—%

Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	2019	2018	2017
Balance at beginning of year	$2,221	$1,932	$1,319
Additions based on tax positions related to the current year	—	289	613
Reductions based on tax positions related to prior years	(80)	—	—
Balance at end of year	$2,141	$2,221	$1,932